Sector Regulation and Electricity System Operations - Additional Information (Detail) kW in Thousands, $ in Thousands, W in Millions, MWh in Millions																																						1 Months Ended												2 Months Ended	10 Months Ended	12 Months Ended
	Oct. 22, 2019 BRL (R$)	Jul. 08, 2019	Jul. 04, 2019	Jun. 25, 2019 BRL (R$)	May 02, 2019	Apr. 22, 2019	Mar. 20, 2019	Mar. 19, 2019	Mar. 12, 2019	Dec. 27, 2018 $ / MWh	Nov. 07, 2018 item	Oct. 16, 2018	Aug. 01, 2018 $ / MWh installment	Jul. 04, 2018	Apr. 17, 2018	Mar. 13, 2018	Feb. 01, 2018 $ / kWh installment	Oct. 27, 2017 kW MW	Oct. 17, 2017	Aug. 17, 2017 $ / MWh item project MW	Jun. 27, 2017 BRL (R$)	Apr. 18, 2017	Mar. 14, 2017	Feb. 02, 2017	Feb. 01, 2017 ARS ($)	Oct. 28, 2016 project MW	Sep. 30, 2016 $ / MWh	Sep. 14, 2016 MWh	Aug. 30, 2016	May 17, 2016 MW	Apr. 16, 2016	Mar. 15, 2016	Oct. 21, 2015 $ / MWh	Jul. 01, 2015	Apr. 22, 2015	Mar. 01, 2015	Dec. 31, 2014 BRL (R$)	Oct. 31, 2019 company R$ / kWh	Sep. 30, 2019 project	Aug. 31, 2019	Jun. 30, 2019 BRL (R$) MW	May 31, 2019	Feb. 28, 2019	Dec. 31, 2018 MW m³	Sep. 30, 2018 W	Nov. 30, 2015	Mar. 31, 2015	Nov. 30, 2014	Jan. 31, 2013	Dec. 31, 2019 R$ / kWh kW	Nov. 30, 2017 MW	Dec. 31, 2020	Dec. 31, 2019 BRL (R$) kW $ / MWh MWh Offering company item project person MW	Dec. 31, 2019 USD ($) kW $ / MWh MWh Offering company item project person MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MW project	Dec. 31, 2016 $ / MWh item project MW W	Dec. 31, 2015 item	Feb. 01, 2017 USD ($)
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price forecast period																																																					6 months	6 months
Energy capacity granted under New Thermal Generation Bid | MWh																																																					2,200	2,200
Effective period for energy credits																		60 months
Period to declare price for firm capacity																								3 years
Number of projects approved | project																																							50
Number of projects | project																																							88
Number of companies authorized to declare | item											60
Number of companies registered | item											22
Number of companies correspond to generation | item											6
Percentage of resolution											100.00%
Energy amount used by distributors | $																																																						$ 6,096,863	$ 5,654,358	$ 3,940,466
Number of generating companies | company																																						7
Number of marketing companies | company																																						22
Weighted average allocation price | R$ / kWh																																						95.65
Overhead wiring removal period																																																					4 years	4 years
Multisectoral commission term																																																					24 months	24 months
Extension period for pilot program of response		6 months
Notice period for change in conditions																																																					1 year	1 year
customer continuation period with new conditions																																																					3 years	3 years
Percentage of change in tariff rate													50.00%
Percentage tariff rate changes during the period																																																					7.925%	7.925%
Price for energy due to change in distribution added value | $ / MWh													1,400
Average increase in tariffs to customers					2.00%
Commercial and Industrial Segments [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average increase in tariffs to customers					4.00%
Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							7.59%
Number of Group banks | item																																																					8	8
Amount removed due to tariff adjustements | R$																																																					R$ 8,400,000,000
Average Change in Tariff Readjustment, Percentage									9.70%																																											1.20%	3.70%	3.70%
Number of unaffiliated distributed companies. | company																																																					5	5
Additional amount added to Plot B due to tariff adjustment | R$																																																					R$ 20,052,539.92
Difference between amount approved and final amount | R$																																																					R$ 21,819,141.88
Enel Distribución Río | Less than one year
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																																					19.80%	19.80%
Enel Distribución Río | One to two years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																																					19.39%	19.39%
Enel Distribución Río | Two to three years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																																					18.98%	18.98%
Enel Distribución Río | Three to four years
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of Non Technical loss																																																					18.57%	18.57%
Wholesale Price Subsidies [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage reduction of wholesale price subsidies taking up to value of seasonal price operated																	90.00%
Investment Plan Committed [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
EDESUR rate per unit without taxes | $ / kWh																	2.2828
Change in Price Due to Seasonality [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of subsidy reduction																																								15.00%			30.00%
Percentage of reduction in subsidy if price changes converted in to local currency																																								6.00%		6.00%	26.00%
Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers												18.54%
Tariff adjustment (as a percent)	(3.90%)
Economic adjustment (as a percent)	(4.42%)
Economic adjustment on Plot A	(5.18%)
Economic adjustment on Plot B	0.76%
Discounting rate on financial components	6.25%
Tariff process quantified rate	5.73%
Average effect to the consumer (as a percent)	(3.90%)
Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate						8.22%
Percentage of Corrected Factor X						1.17%
Percentage of Technical Loss in Injected Energy						9.52%
Percentage of Non-Technical Loss in Low Voltage Market						7.56%
Average effect to be perceived by consumers															4.96%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers			7.03%
Tariff adjustment (as a percent)														16.40%
Economic adjustment (as a percent)														10.50%
Financial adjustment (as a percent)														5.90%																														0.60%											0.60%
Average effect to the consumer (as a percent)														15.80%
Enel Cien S.A. [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual income allowed Garabi 1 | R$	R$ 72,667,795.35			R$ 180,711,108.53																	R$ 167,874,943.85
Annual income allowed Garabi 2 | R$	179,367,079.58			6,391,867.71																	9,581,554.75
Adjusted PA Garabi 1 | R$	6,579,727.76			187,722,462.73																	174,388,271.81
Adjusted PA Garabi 2 | R$	R$ 6,834,803.35			R$ 6,662,275.47																	R$ 9,953,306.53
Edesur
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of tariff changes received													50.00%
Percentage of tariff changes receivable in instalments													50.00%
Number of installments | installment													6
Low Voltage Customer [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							7.49%	9.72%
Average Change in Tariff Readjustment, Percentage									9.72%
Low Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers												15.31%
Average effect to the consumer (as a percent)	(4.32%)
Low Voltage Customer [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate						8.35%
Average effect to be perceived by consumers															3.80%
Low Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers			6.48%
Average effect to the consumer (as a percent)														15.10%
Medium Voltage Customers [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							7.89%	9.65%
Average Change in Tariff Readjustment, Percentage									9.65%
High Voltage Customer [Member] | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate							7.89%	9.65%
Average Change in Tariff Readjustment, Percentage									9.65%
High Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers												26.52%
Average effect to the consumer (as a percent)	(2.89%)
High Voltage Customer [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate						7.87%
Average effect to be perceived by consumers															7.96%
High Voltage Customer [Member] | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers			8.46%
Average effect to the consumer (as a percent)														17.70%
Unregulated Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																																					10.00%	10.00%
Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum demand (as a percent)																																																					10.00%	10.00%
Price for energy due to change in distribution added value | $ / MWh													2,700
A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																									13
Additional capacity added | W																																																									430.1
A-4 Tender | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																									77
A-4 Tender | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																									37
A-4 Tender | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																									48
A-4 Tender | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average price quoted under tender | $ / MWh																																																									46
Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation																		5,000
Extension of concession term																																																					7 years	7 years
Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Installed capacity of distributed mini-generation | kW																		75
Hydroelectric Power Stations [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																									6
Hydro Generators [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Debt on the book value of market | $																																																						$ 7,000,000
Debt on the book value of market ( as a percent)																																																					70.00%	70.00%
Biomass Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																									2
Solar Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																									2
Wind Plant [Member] | A-4 Tender
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of projects | project																																																								3
Resolution N°2,317 | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																			14.65%
Resolution N°2,317 | Low Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																			15.89%
Resolution N°2,317 | High Voltage Customer [Member] | Enel Distribucion Goias S.A. (Distribucion) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																			12.03%
Resolution No. 366 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh										68
Percentage of decrease in supply cost										13.00%
Resolution No. 2377 | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																21.04%
Resolution No. 40,715
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy purchases serving regulated end users																																																					10.00%	10.00%
Argentina
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					6,366,000,000	6,366,000,000
Number of offers proposed to deliver new energy | Offering																																																					105	105
Number of other offers | Offering																																																					123	123
National demand of energy with renewable sources, percentage																																	8.00%
Requirement of energy capacity																														1,000,000,000
Internal Rate of Return, Pre-tax																													12.46%
Internal Rate of Return, After Tax																													8.10%
Argentina | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Contract term for fixed price of electrical supply																														P20Y
Argentina | Ronda 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					1,142,000,000	1,142,000,000
Number of projects | project																																																					29	29
Argentina | Ronda 1 and 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,423,500,000	2,423,500,000
Number of projects | project																																																					59	59
Argentina | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																				2,043,000,000
Number of projects | project																				88
Percentage equivalent to original call for bids																				50.00%
Number of provinces | item																				18
Argentina | 2025 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
National demand of energy with renewable sources, percentage																																	20.00%
Argentina | 2019
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																																	12.00%
Argentina | 2021 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																																	16.00%
Argentina | 2023 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Non-conventional renewable energy mid-objectives, percentage																																	18.00%
Argentina | Biomass Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					23,000,000	23,000,000
Number of offers proposed to deliver new energy | Offering																																																					8	8
Requirement of energy capacity																														65,000,000
Argentina | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,870,000,000	2,870,000,000
Number of offers proposed to deliver new energy | Offering																																																					42	42
Requirement of energy capacity																														600,000,000
Argentina | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					2,305,000,000	2,305,000,000
Number of offers proposed to deliver new energy | Offering																																																					50	50
Requirement of energy capacity																														300,000,000
Argentina | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					11,000,000	11,000,000
Number of offers proposed to deliver new energy | Offering																																																					5	5
Requirement of energy capacity																														20,000,000
Argentina | Biogas [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Requirement of energy capacity																														15,000,000
Argentina | Changes in Tax Rates or Tax Laws Enacted or Announced
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum limit of value added from distribution of electricity																									42.00%
Number of installments | installment																	48
Argentina | Large Customers
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Maximum price of the contract | $ / MWh																																	113
Argentina | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offers under the program | W																																													400.0
Argentina | RenovAr MinRen Program Round 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																					1,969,100,000	1,969,100,000
Number of projects signed | project																																																					82	82
Number of projects | project																																																					88	88
Argentina | Top of Range | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offered per project | W																																													10.0
Argentina | Bottom of range | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																											49
Argentina | Bottom of range | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																											59
Argentina | Bottom of range | RenovAr MinRen Program [Member] | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Power offered per project | W																																													0.5
Argentina | Weighted average [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																									1,281,500,000
Number of projects | project																																																									30
Price for energy | $ / MWh																																																									54
Argentina | Weighted average [Member] | Ronda 1 and 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																																																					57.44	57.44
Argentina | Weighted average [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Price for energy | $ / MWh																				51.5
Argentina | Weighted average [Member] | Wind Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																									765,400,000
Argentina | Weighted average [Member] | Solar Energy [Member] | Ronda 1.5 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																																																									516,200,000
Argentina | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity under New Thermal Generation Bid | MWh																												6,000
Energy capacity granted under New Thermal Generation Bid | MWh																												1,915
Argentina | Electricity Distribution [Member] | CAMMESA [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																										234,000,000
Energy capacity granted under new pricing offers																																																			956,000,000
Number of additional projects | project																										2
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																				1,200,000,000
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Wind Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																				550,000,000
Argentina | Resolution MEyM No. 275-E/2017 [Member] | Solar Energy [Member] | Programa RenovAr (Ronda 2) [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Energy capacity																				450,000,000
Argentina | ENRE [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Annual remuneration recognized																									$ 14,539,836,941																																		$ 944,448
Brazil
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																																		2,500			2,500	2,500
Free market energy limit, as of July, 2019 | kW																																																		2,500			2,500	2,500
Free market energy limit, as of January 1, 2020 | kW																																																		2,000			2,000	2,000
Free market energy limit, as of January 1, 2021 | kW																																																					1,500	1,500
Free market energy limit, as of January 1, 2022 | kW																																																					1,000	1,000
Free market energy limit, as of January 1, 2023 | kW																																																					500	500
Repayment term of bank loans																																																2 years
Extension period for repayment of approved loans																																														54 months
Number of electric power tenders | item																																																										6
Energy capacity on tender																																																								1,746,740
Number of tariff adjustments types | item																																																									3
Average reduction in tariffs as part of temporary measure law																																																	18.00%
Brazil | Enel Distribución Ceara
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																																									4 years
Brazil | Enel Distribución Río
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of ordinary tariff reviews (RTO)																																																									5 years
Brazil | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																						0.15%
Brazil | Low Voltage Customer [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																						1.44%
Brazil | Medium Voltage Customers [Member] | Enel Distribución Ceará [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																						(0.39%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																							(6.51%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																							(6.24%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Medium Voltage Customers [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																							(7.12%)
Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average adjustment of pricing rate																							(7.12%)
Brazil | CGTF [Member] | Petrobras [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Period of supply of fuel																																																					20 years	20 years
Brazil | Electricity Distribution [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average reservoir levels percentage																																																1.00%
Energy amount used by distributors | R$																																					R$ 18,000,000,000
Brazil | Red 1 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																																		4,169
Brazil | Red 2 [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																																		6,243
Brazil | Yellow [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional Tariff | R$ / kWh																																																		1,343.00
Brazil | Non-Conventional Renewable Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Free market energy limit | kW																																																		500			500	500
Energy capacity on tender																																									140.82
Indicative plan term																																																					10 years	10 years
Average Price of Renewable Sources | R$																																									R$ 137.50
Brazil | Non-Conventional Renewable Energy [Member] | A-6 Auction [Member] | Wind Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to wind																																																					34.92%	34.92%
Brazil | Non-Conventional Renewable Energy [Member] | A-6 Auction [Member] | Solar Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to solar																																																					17.79%	17.79%
Brazil | Non-Conventional Renewable Energy [Member] | A-6 Auction [Member] | Hydro Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to hydro																																																					14.94%	14.94%
Brazil | Non-Conventional Renewable Energy [Member] | A-6 Auction [Member] | Thermoelectric Energy [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Percentage of energy capacity allocated to thermoelectric																																																					32.35%	32.35%
Brazil | Resolution No. 1858/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Increase in rate of percentage due to tariff adjustment																																				10.28%
Brazil | Resolution No. 1882/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Additional average increase in tariffs																																			11.69%
Brazil | Resolution No. 1869/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Final average increase percentage of tariff																																															37.30%
Brazil | Resolution No. 1902/2015
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																		7.49%
Brazil | Resolution No. 1902/2015 | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																7.38%
Brazil | Resolution No. 1902/2015 | Low Voltage Customer [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																7.15%
Brazil | Resolution No. 1902/2015 | Medium Voltage Customers [Member] | Enel Distribucion Rio S A Ex Ampla Energia S A
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Adjusted tariffs per resolution																																7.89%
Brazil | Resolution No. 2.065
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average increase in tariffs to customers																															12.97%
Enel Rio Adjustment
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																21.04%
Enel Rio Adjustment | Low Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																21.46%
Enel Rio Adjustment | High Voltage Customer [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																19.94%
Enel Rio Adjustment | Factor X
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																0.00%
Enel Rio Adjustment | Technical Losses
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Average effect to be perceived by consumers																9.10%
Peru | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Targets for non-conventional renewable energy, percentage																																																								5.00%	5.00%
Peru | Bottom of range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Number of suppliers in Value Added Distribution services | person																																																					50,000	50,000
Colombia
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Distribution charges reviewing period																																																							5 years
Colombia | Top of Range
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Direct or indirect market share, percentage																																																								25.00%
Chile And Brazil [Member]
Disclosure Of Information About Amounts Recognised In Relation To Regulatory Deferral Account Balances [Line Items]
Authorized export of natural gas | m³																																												479,250,000
Supply of electricity																																												600,000,000